FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:        /    /       (a)

                  or fiscal year ending:   12/31/08   (b)


Is this a transition report?  (Y/N)  N
                                     -------------


Is this an amendment to a previous filing? (Y/N)   N
                                                  --------------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Account II

   B. File Number: 811-03875

   C. Telephone Number: 715-346-6000


2.A. Street: 1800 North Point Drive

   B.    City: Stevens Point C. State: NY   D. Zip Code: 54481     Zip Ext.:

   E. Foreign Country: Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N) N


4.       Is this the last filing on this form by Registrant? (Y/N) N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]


6.       Is Registrant a unit investment trust (UIT)? (Y/N) Y [If answer is "Y"
         (Yes) complete only items 111 through 132.]


7.A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/08                           If filing more than one
                  ------------------

File number 811-  03875                              Page 47, "X" box:
                 --------------------

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:

       B.[/] File Number (If any)

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


111.A.[/] Depositor Name:

       B.[/] File Number (If any)

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


112.A.[/] Sponsor Name:


       B.[/] File Number (If any)

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


112.A.[/] Sponsor Name:


       B.[/] File Number (If any)

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/08                           If filing more than one
                  ------------------

File number 811-  03875                               Page 48, "X" box:
                 --------------------

113.A.[/] Trustee Name:

       B.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


113.A.[/] Trustee Name:

       B.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8-

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8-

       C.[/] City: State: Zip Code: Zip Ext.


       [/] Foreign Country: Foreign Postal Code:


115.A.[ ] Independent Public Accountant Name:    KPMG LLP


       B.[ ] City:   Milwaukee  State: Wisconsin Zip Code:53202 Zip Ext. 5337
                   -----------  ---------------- -------------- -----------


       [/] Foreign Country: Foreign Postal Code:


115.A.[/] Independent Public Accountant Name: B.[/] City: State: Zip Code: Zip
       Ext.


       [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/08                          If filing more than one
                  -------------------

File number 811-  03875                              Page 49, "X" box:
                 --------------------

116. Family of investment companies information:

         A.[/] Is Registrant part of a family of investment companies?(Y/N) Y/N

         B.[/] Identify the family in 10 letters: ____ ____ ____ ____ ____ ____
____ ____ ____ ____

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.[/] Is Registrant a separate account of an insurance company? (Y/N) Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.[/] Variable annuity contracts? (Y/N)

Y/N

       C.[/] Scheduled premium variable life contracts? (Y/N) Y/N

       D.[/] Flexible premium variable life contracts? (Y/N) Y/N

       E.[/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) Y/N


118.[/] State the number of series  existing  at the end of the period  that had securities registered under the Securities Act of 1933
                                          ---------------------

119.[/] State the number of new series for which  registration  statements under the Securities Act of 1933 became effective during the period
                                                        --------------------

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $
                                                      -------------

121.[/] State  the  number  of series  for  which a  current  prospectus  was in existence at end of the period
                           ---------------------------------------------


122.[/] State the  number of  existing  series for which  additional  units were registered  under the  Securities  Act of 1933  during the  current  period
                          ------------------------------------------------

For period ending  12/31/08                        If filing more than one
                  -------------------

File number 811-  03875                            Page 50, "X" box:
                 --------------------


123.[/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                   $---------------------

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted} $---------------------

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)$---------------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                            Number of  Total      Total Income
                                            Series     Assets     Distribution
                                            Investing  (000's     (000's
                                                       omitted)   omitted)

A. U.S. Treasury direct issue               ---------  ---------  ----------

B. U.S. Government Agency                   ---------  ---------  ----------

C. State and municipal tax-free             ---------  ---------  ----------

D. Public utility debt                      ---------  ---------  ----------

E. Brokers or dealers debt or debt of
    brokers'or dealers' parent
                                            ---------  ---------  ----------


F. All other corporate intermed. & long-
    term debt                               ---------  ---------  ----------

G. All other corporate short-term debt      ---------  ---------  ----------


H. Equity securities of brokers or
    dealers or parents of brokers or dealers
                                            ---------  ---------  ----------


I. Investment company equity securities     ---------  ---------  ----------

J. All other equity securities                1         $26,790         0
                                            ---------  ---------   ---------

K. Other securities                         ---------  ---------  ----------

L. Total assets of all series of registrant             $26,790
                                            ---------  ---------  ----------

For period ending  12/31/08                           If filing more than one
                  -------------------

File number 811-  03875                               Page 51, "X" box:
                 --------------------


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                -------------
                                       [If answer is "N" (No), go to item 131]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                     ----------------
         [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                  ------------------

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 458
                                  -------

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

811-             811-            811-            811-             811-
    ----------       ---------       ----------      ----------       ----------

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 25th day of February, 2009.

                     SENTRY VARIABLE ACCOUNT II (Registrant)
                     SENTRY LIFE INSURANCE COMPANY(Depositor)


                                s/William M. O'Reilly

                                William M. O'Reilly, Secretary


WITNESS:

s/Sue Phillips

Sue Phillips